FAIR VALUE MEASUREMENT - Assets (liabilities) measured at fair value on recurring basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments
Equity investments at FVOCI	$ 98.2	$ 113.0
Assets transfer out of Level 1 into Level 2	0.0
Assets transfer out of Level 2 into Level 1	0.0
Liabilities transfer out of Level 1 into Level 2	0.0
Liabilities transfer out of Level 2 into Level 1	0.0
Assets transfers into Level 3 fair value measurements	0.0
Assets transfers out of Level 3 fair value measurements	0.0
Liabilities transfers into Level 3 fair value measurements	0.0
Liabilities transfers out of Level 3 fair value measurements	0.0
Recurring basis
Financial Instruments
Equity investments at FVOCI	98.2
Foreign currency net working capital	135.8
Recurring basis | Foreign currency forward and collar contracts
Financial Instruments
Financial liabilities	(4.5)
Recurring basis | Energy swap contracts
Financial Instruments
Financial liabilities	40.4
Recurring basis | Level 1
Financial Instruments
Equity investments at FVOCI	98.2
Recurring basis | Level 2
Financial Instruments
Financial liabilities	37.6
Recurring basis | Level 2 | Foreign currency forward and collar contracts
Financial Instruments
Financial liabilities	(4.5)
Recurring basis | Level 2 | Energy swap contracts
Financial Instruments
Financial liabilities	40.4
TRS | Recurring basis
Financial Instruments
Foreign currency net working capital	1.7
TRS | Recurring basis | Level 2
Financial Instruments
Foreign currency net working capital	$ 1.7